Share-Based Payments - Valuation Assumptions of Total Shareholder Return Units (Detail) - Total Shareholder Return Units (TSRUs) [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	3.27%	3.73%	3.69%
Risk-free interest rate	2.55%	2.60%	1.98%
Expected stock price volatility	18.34%	20.00%	18.39%
Contractual term (years)	5 years 1 month 17 days	5 years 1 month 13 days	5 years 1 month 9 days